Call Loans And Funds Sold, And Call Money And Funds Purchased (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Call Loans And Funds Sold And Call Money And Funds Purchased [Abstract]
Average balance of call money and funds purchased during the fiscal year	¥ 2,424,014	¥ 2,173,923	¥ 2,349,445
Average balance of call loans and funds sold during the fiscal year	571,430	656,322	651,778
Net funds purchased position	1,852,584	1,517,601	1,697,667
Call money and funds purchased:
Outstanding at end of fiscal year, Amount	2,796,221	2,313,487	1,883,824
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.28%	0.29%	0.28%
Maximum balance at any month-end during the fiscal year	¥ 3,808,763	¥ 2,488,885	¥ 2,611,306
Weighted average interest rate paid during the fiscal year	0.34%	0.27%	0.24%